Combined Prospectus	Apr. 17, 2026 USD ($) shares
Combined Prospectus: 1
Combined Prospectus Table
Rule 429	true
Security Type	Equity
Security Class Title	Common stock, par value $0.001 per share
Amount of Securities Previously Registered | shares	413,277,791
Maximum Aggregate Offering Price of Securities Previously Registered | $	$ 1,632,447,274.45
Form Type	S-3
File Number	333-290248
Initial Effective Date	Sep. 15, 2025
Combined Prospectus Note	(1) No registration fee is payable in connection with (i) 264,444,723 shares of common stock, par value $0.001 per share ("Common Stock"), (ii) 61,704,975 shares of Common Stock underlying the Pre-Funded Warrants, (iii) 72,095,798 shares of Common Stock previously issued upon exercise of Pre-Funded Warrants, (iv) 3,135,207 shares of Common Stock previously offered, issued and sold to those certain Selling Stockholders pursuant to an exemption from the registration requirements of the Securities Act of 1933, as amended (the "Securities Act") and (v) 11,897,088 shares of Common Stock previously issued to advisors of the Company pursuant to Section 4(a)(2) of the Securities Act (together, the 413,277,791 shares of Common Stock) that were previously registered under the registrant's registration statement on Form S-3 (File No. 333-290248), originally filed with the U.S. Securities and Exchange Commission (the "SEC") on September 15, 2025, and amended by Post-Effective Amendment No. 1 filed with the SEC on December 5, 2025 and Post-Effective Amendment No. 2 filed with the SEC on March 30, 2026 (together, the "Prior 2025 Registration Statement," as further amended and/or supplemented). The shares included in this Registration Statement represent a portion of the securities previously registered under the Prior 2025 Registration Statement that remain unsold and are included in this Registration Statement's combined prospectus pursuant to Rule 429 under the Securities Act. See "Explanatory Note" in this Registration Statement. The Maximum Aggregate Offering Price of Securities Previously Registered set forth above is presented solely with respect to the portion of the previously registered securities included in this combined prospectus and is based on the assumed offering price used to calculate the registration fee in the Prior 2025 Registration Statement's filing fee table, calculated pursuant to Rule 457 under the Securities Act. Pursuant to Rule 416 under the Securities Act, the Company also registered an indeterminate number of additional shares of Common Stock issuable by reason of any stock dividend, stock split, recapitalization or other similar transaction.
Combined Prospectus: 2
Combined Prospectus Table
Rule 429	true
Security Type	Equity
Security Class Title	Common stock, par value $0.001 per share
Amount of Securities Previously Registered | shares	77,010
Maximum Aggregate Offering Price of Securities Previously Registered | $	$ 423,055.00
Form Type	S-1
File Number	333-274606
Initial Effective Date	Sep. 20, 2023
Combined Prospectus Note	(2) No registration fee is payable in connection with the 563,729 shares of Common Stock that were previously registered under the registrant's registration statement on Form S-1 (File No. 333-274606), originally filed with the SEC on September 20, 2023, and amended by Post-Effective Amendment No. 1 filed with the SEC on April 29, 2025 (together, the "Prior 2023 Registration Statement," as further amended and/or supplemented). Such 563,729 shares consist of (i) 77,010 shares of Common Stock and (ii) 486,719 shares of Common Stock issuable upon exercise of the IPO Warrants. Such shares included in the Registration Statement represent a portion of the securities previously registered under the Prior 2023 Registration Statement that remain unsold and are included in this Registration Statement's combined prospectus pursuant to Rule 429 under the Securities Act. See "Explanatory Note" in this Registration Statement. The Maximum Aggregate Offering Price of Securities Previously Registered set forth above is presented solely with respect to the portion of the previously registered securities included in this combined prospectus and is based on the assumed offering prices used to calculate the registration fee in the Prior 2023 Registration Statement's filing fee table, calculated pursuant to Rule 457 under the Securities Act. Pursuant to Rule 416 under the Securities Act, the Company also registered an indeterminate number of additional shares of Common Stock issuable by reason of any stock dividend, stock split, recapitalization or other similar transaction.
Combined Prospectus: 3
Combined Prospectus Table
Rule 429	true
Security Type	Equity
Security Class Title	Common stock issuable upon exercise of IPO Warrants
Amount of Securities Previously Registered | shares	486,719
Maximum Aggregate Offering Price of Securities Previously Registered | $	$ 3,080,931.27
Form Type	S-1
File Number	333-274606
Initial Effective Date	Sep. 20, 2023
Combined Prospectus Note	(2) No registration fee is payable in connection with the 563,729 shares of Common Stock that were previously registered under the registrant's registration statement on Form S-1 (File No. 333-274606), originally filed with the SEC on September 20, 2023, and amended by Post-Effective Amendment No. 1 filed with the SEC on April 29, 2025 (together, the "Prior 2023 Registration Statement," as further amended and/or supplemented). Such 563,729 shares consist of (i) 77,010 shares of Common Stock and (ii) 486,719 shares of Common Stock issuable upon exercise of the IPO Warrants. Such shares included in the Registration Statement represent a portion of the securities previously registered under the Prior 2023 Registration Statement that remain unsold and are included in this Registration Statement's combined prospectus pursuant to Rule 429 under the Securities Act. See "Explanatory Note" in this Registration Statement. The Maximum Aggregate Offering Price of Securities Previously Registered set forth above is presented solely with respect to the portion of the previously registered securities included in this combined prospectus and is based on the assumed offering prices used to calculate the registration fee in the Prior 2023 Registration Statement's filing fee table, calculated pursuant to Rule 457 under the Securities Act. Pursuant to Rule 416 under the Securities Act, the Company also registered an indeterminate number of additional shares of Common Stock issuable by reason of any stock dividend, stock split, recapitalization or other similar transaction.